Concentration of Risks (Details) - Credit Risk [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Concentration of Risks [Line Items]
Deposited amount	$ 4,629	¥ 31,408	¥ 20,415
Deposit insurance limit		¥ 5,000